GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at the beginning of the year	$ 66,715	$ 9,604
Acquisitions	0	60,878
Functional currency translation adjustments	1,372	(3,767)
Balance at the year end	$ 68,087	$ 66,715